Fair value measurements	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair value measurements
Fair value measurements
The Company classifies its financial instruments according to the fair value hierarchy described in “Note 2: Significant accounting policies.”
Items measured at fair value on a recurring basis
The following table presents the Company’s assets and liabilities measured on a recurring basis on a gross basis:

	Level 2		Level 3
	December 31,		December 31,
(in millions)	2017	2016	2017	2016
Financial current assets:
Forward currency contracts	$0.3	$0.5	$—	$—
Interest rate swap contracts	1.2	—	—	—
Financial non-current assets:
Interest rate swap contracts	10.6	9.8	—	—
Financial current liabilities:
Forward currency contracts	0.4	0.3	—	—
Interest rate swap contracts	—	5.6	—	—
Contingent consideration	—	—	—	1.6
Financial non-current liabilities:
Contingent consideration	—	—	0.4	5.9

The net amounts related to foreign currency contracts included in prepaid and other current assets were $0.2 million and $0.5 million as of December 31, 2017 and 2016, respectively. The net amounts related to foreign currency contracts included in other accrued expenses were $0.3 million and $0.3 million as of December 31, 2017 and 2016, respectively.
The following table is a reconciliation of the fair value measurements that use significant unobservable inputs (Level 3), which are contingent consideration liabilities (i.e. earn-outs) related to prior acquisitions. Refer to “Note 18: Business Combinations” for further information discussing the business acquisitions resulting in contingent consideration liabilities, the terms of the earn-outs, the unobservable inputs factored into the fair value determination and the estimated impact on the consolidated financial statements related to changes in the unobservable inputs.

(in millions)	2017	2016
Fair value as of January 1	$7.5	$8.7
Additions	0.4	—
Fair value adjustments	(3.0)	(0.7)
Foreign currency	0.1	(0.1)
Payments	(3.7)	(0.4)
Gain on settlement	(0.9)	—
Fair value as of December 31	$0.4	$7.5

The fair value adjustment in 2017 related to various 2015 acquisitions. The 2017 fair value reduction was primarily due to actual financial performance and payouts. The fair value adjustment is recorded within other operating expenses, net in the consolidated statement of operations.
Financial instruments not carried at fair value
The estimated fair value of financial instruments not carried at fair value in the consolidated balance sheets were as follows:

	December 31, 2017		December 31, 2016
(in millions)	Carrying amount	Fair value	Carrying amount	Fair value
Financial liabilities:
Long-term debt including current portion (Level 2)	$2,882.0	$2,939.7	$2,954.0	$3,019.1
The fair values of the long-term debt, including the current portions, were based on current market quotes for similar borrowings and credit risk adjusted for liquidity, margins, and amortization, as necessary.
Fair value of other financial instruments
The carrying value of cash and cash equivalents, trade accounts receivable, trade accounts payable and short-term financing included in the consolidated balance sheets approximates fair value due to their short-term nature.